Commitments and contingencies (Details 3) - Minera Yanacocha SRL and subsidiary [member] - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Letters of guarantee outstanding, amount		$ 503,729	$ 428,000
BBVA Continental [member]
Letters of guarantee outstanding, amount		190,000	120,000
Banco de Credito del Peru [member]
Letters of guarantee outstanding, amount	[1]	123,729	188,000
Scotiabank [member]
Letters of guarantee outstanding, amount		$ 190,000	$ 120,000

[1]	Letters of guarantee of Banco de Credito del Peru include US$6,321,000 and US$7,626,000 related to San Jose Reservoir Trust in 2017 and 2016, respectively.